EATON VANCE TAX-MANAGED GROWTH FUND
                       EATON VANCE TAX-MANAGED GROWTH FUND
                              INSTITUTIONAL SHARES

     Supplement to Prospectuses dated April 1, 2000 The name of the Fund is changed to Eaton Vance Tax-Managed Growth Fund 1.1.



March 1, 2001                                                         TGITG1-1PS